UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington DE, 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: April 1, 2018 to June 30, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

SCHEDULE OF INVESTMENTS (000)*

June 30, 2018 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

COMMON STOCK
Australia — 5.9%
Abacus Property Group[1]	45,129	$126
Beach Energy Ltd.	252,116	326
CSR Ltd.	36,287	123
Downer EDI Ltd.	23,607	118
FlexiGroup Ltd.	304,158	499
Nine Entertainment Co. Holdings Ltd.	172,222	316
Sandfire Resources NL	107,743	730

		2,238

Belgium — 0.3%
AGFA-Gevaert NV2	25,197	106

Canada — 7.4%
AGF Management Ltd., Class B	116,800	618
Artis Real Estate Investment Trust[1]	12,200	122
Canfor Pulp Products Inc.	44,400	852
Cominar Real Estate Investment Trust[1]	10,700	104
Dream Global Real Estate Investment Trust[1]	54,500	595
Just Energy Group Inc.	51,300	185
Transcontinental Inc., Class A	10,800	251
WestJet Airlines Ltd.	6,500	90

		2,817

China — 5.8%
Agile Property Holdings Ltd.	150,000	255
China Aoyuan Property Group Ltd.	160,000	117
China Shineway Pharmaceutical Group Ltd.	224,000	437
China South City Holdings Ltd.	758,000	147
Huaxin Cement Co. Ltd., Class B	311,400	420
KWG Property Holding Ltd.	164,000	205
Lao Feng Xiang Co. Ltd., Class B	39,752	130
Yuexiu Property Co. Ltd.	2,766,000	527

		2,238

Denmark — 2.5%
Per Aarsleff Holding A/S	3,569	126
Royal Unibrew A	10,351	825

		951

Egypt — 1.0%
Egyptian Financial Group-Hermes Holding Co.[2]	94,993	122
ElSewedy Electric Co.	23,449	262

		384

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2018 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value
Finland — 0.3%
Finnair OYJ	9,663	$104

France — 1.1%
Coface S.A.	16,241	180
Metropole Television S.A.	5,723	115
Neopost SA	4,805	129

		424

Germany — 2.8%
Deutsche Pfandbriefbank AG	14,631	204
Kloeckner & Co. SE	31,708	334
Salzgitter AG	2,336	102
Wuestenrot & Wuerttembergische AG	21,399	438

		1,078

Greece — 0.6%
Motor Oil Hellas Corinth Refineries SA	10,675	214

Indonesia — 1.4%
Bukit Asam	352,100	97
Indo Tambangraya Megah Tbk PT	271,600	424

		521

Israel — 0.6%
El Al Israel Airlines[2]	342,666	73
Paz Oil Co. Ltd.	761	100
SodaStream International Ltd.[2]	600	51

		224

Italy — 2.4%
Immobiliare Grande Distribuzione SIIQ SpA[1]	43,092	346
Societa Iniziative Autostradali e Servizi SpA	8,011	120
Unipol Gruppo SpA	119,629	461

		927

Japan — 18.1%
Asahi Intecc Co. Ltd.	3,400	128
Cosmo Energy Holdings Co. Ltd.	4,100	143
Daiho Corp.	22,000	131
DTS Corp.	2,600	96
EDION Corp.	10,200	103
FCC Co. Ltd.	4,300	121
Foster Electric Co. Ltd.	14,100	202
Geo Holdings Corp.	7,500	100

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2018 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value
Japan — (continued)
Haseko Corp.	58,200	$802
Hosiden Corp.	21,700	182
Japan Aviation Electronics Industry Ltd.	8,000	126
JVC Kenwood Corp.	111,700	316
Kyowa Exeo Corp.	3,700	97
Melco Holdings Inc.	4,100	152
Mitsubishi Research Institute Inc.	14,100	645
NET One Systems Co. Ltd.	13,600	234
Nishimatsu Construction Co. Ltd.	3,300	94
Rengo Co. Ltd.	11,900	105
Showa Corp.	30,800	506
Sojitz Corp.	151,800	550
Sumitomo Forestry Co. Ltd.	7,900	119
Taiyo Yuden Co. Ltd.	26,600	743
Takasago Thermal Engineering Co. Ltd.	5,400	100
Toho Holdings Co. Ltd.	4,300	105
Token Corp.	1,300	115
Toshiba Machine Co. Ltd.	22,000	105
Tosoh Corp.	9,500	147
Towa Pharmaceutical Co. Ltd.	4,800	257
TS Tech Co. Ltd.	3,100	129
Unipres Corp.	5,200	102
Yuasa Trading Co. Ltd.	3,900	124

		6,879

Malaysia — 1.9%
Supermax Corp. BHD	704,700	727

Mexico — 1.6%
Concentradora Fibra Danhos S.A. de CV1	55,040	82
Macquarie Mexico Real Estate Management SA de CV1,2	541,500	537

		619

Netherlands — 2.1%
ASR Nederland NV	8,675	353
Intertrust NV	6,426	114
Koninklijke Volkerwessels NV	12,480	321

		788

Norway — 5.4%
Atea ASA	15,745	227
Austevoll Seafood ASA	10,788	129
Grieg Seafood ASA	37,820	398
Norway Royal Salmon ASA	17,523	391

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2018 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value
Norway — (continued)
Salmar ASA	2,253	$95
SpareBank 1 SMN	36,436	377
Storebrand ASA	52,751	426

		2,043

Singapore — 2.0%
Yanlord Land Group Ltd.	649,600	757

South Africa — 1.7%
Astral Foods Ltd.	10,724	223
Harmony Gold Mining Co. Ltd.	277,735	424

		647

South Korea — 1.0%
Korean Reinsurance Co.	12,385	132
LF Corp.	5,623	142
Mirae Asset Life Insurance Co. Ltd.	24,335	121

		395

Spain — 0.6%
Ence Energia y Celulosa SA	13,997	124
Papeles y Cartones de Europa SA	6,148	121

		245

Sweden — 3.4%
Bilia AB, Class A	33,231	259
Capio AB	26,012	124
Nobina AB	78,108	596
Peab AB	40,583	305

		1,284

Switzerland — 3.7%
GAM Holding AG	33,146	456
Implenia AG	7,357	559
Swissquote Group Holding S.A.	6,774	375

		1,390

Taiwan — 5.3%
Ardentec Corp.	102,000	113
Chlitina Holding Ltd.	20,000	194
Coretronic Corp.	291,000	406
Gigabyte Technology Co. Ltd.	211,000	466
Radiant Opto-Electronics Corp.	221,000	441
Simplo Technology Co. Ltd.	71,000	416

		$2,036

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2018 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value
Thailand — 1.8%
Esso Thailand PCL	1,090,300	$382
Thai Vegetable Oil PCL	400,000	320

		702

Turkey — 1.6%
Anadolu Cam Sanayii AS	178,386	112
Is Gayrimenkul Yatirim Ortakligi AS1	606,018	130
Soda Sanayii AS	129,589	175
Tekfen Holding AS	46,634	176

		593

United Arab Emirates — 0.2%
Air Arabia PJSC	279,222	74

United Kingdom — 11.4%
Bellway PLC	2,918	116
C&C Group PLC	314,452	1,175
Centamin PLC	65,982	103
Central Asia Metals PLC	37,775	125
Debenhams PLC	487,799	96
Evraz PLC	90,441	604
Firstgroup PLC[2]	92,949	102
Forterra PLC	28,010	113
J D Wetherspoon PLC	7,480	124
JD Sports Fashion PLC	22,847	132
Just Group PLC	50,964	91
Keller Group PLC	32,428	432
Kier Group PLC	9,683	123
Lancashire Holdings Ltd.	15,424	115
Pendragon PLC	300,137	97
Petrofac Ltd.	42,188	324
Redrow PLC	15,825	111
Stagecoach Group PLC	64,784	121
Thomas Cook Group PLC	84,102	120
Victrex PLC	2,670	102

		4,326

Total Common Stock
(Cost $36,713) — 93.9%		35,731

EXCHANGE TRADED FUND
VanEck Vectors India Small-Capital Index ETF	9,149	445

Total Exchange Traded Fund
(Cost $528) — 1.2%		445

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2018 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value
PREFERENCE STOCK
Brazil — 0.3%
Banco do Estado do Rio Grande do Sul	28,700	$109

Total Preference Stock
(Cost $145) — 0.3%		109

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 1.810%**	275,635	276

Total Short-Term Investment
(Cost $276) — 0.7%		276

Total Investments — 96.1%
(Cost $37,662)		36,561

Other Assets in Excess of Liabilities — 3.9%		1,468

Net Assets — 100.0%		$38,029

*	Except for share data.
**	The rate reported is the 7-day effective yield as of June 30, 2018.
1	Real Estate Investment Trust.
2	Non-income producing security.

ETF	Exchange Traded Fund

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018 (Unaudited)

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at June 30, 2018:

Investments in Securities	Level 1 (000)	Level 2† (000)	Level 3 (000)	Total (000)
Common Stock
Australia	$—	$2,238	$—	$2,238
Belgium	—	106	—	106
Canada	2,817	—	—	2,817
China	—	2,238	—	2,238
Denmark	825	126	—	951
Egypt	262	122	—	384
Finland	—	104	—	104
France	—	424	—	424
Germany	—	1,078	—	1,078
Greece	214	—	—	214
Indonesia	—	521	—	521
Israel	51	173	—	224
Italy	—	927	—	927
Japan	838	6,041	—	6,879
Malaysia	—	727	—	727
Mexico	619	—	—	619
Netherlands	321	467	—	788
Norway	817	1,226	—	2,043
Singapore	—	757	—	757
South Africa	—	647	—	647
South Korea	121	274	—	395
Spain	—	245	—	245
Sweden	—	1,284	—	1,284
Switzerland	—	1,390	—	1,390
Taiwan	406	1,630	—	2,036
Thailand	320	382	—	702
Turkey	—	593	—	593
United Arab Emirates	74	—	—	74
United Kingdom	520	3,806	—	4,326

Total Common Stock	8,205	27,526	—	35,731

Exchange Traded Fund	445	—	—	445

Preference Stock
Brazil	109	—	—	109

Total Preference Stock	109	—	—	109

Short-Term Investment	276	—	—	276

Total Investments in Securities	$9,035	$27,526	$—	$36,561

†

Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading, and/or due to “Foreign Line” securities using “Local Line” prices, or due to markets being closed.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures. At June 30, 2018, securities with a value of $214 (000), which represented 0.6% of the net assets of the Fund, transferred from Level 2 to Level 1 since the prior

SCHEDULE OF INVESTMENTS (concluded)

June 30, 2018 (Unaudited)

fiscal year end, primarily due to market movements following the close of local trading that triggered the fair valuation of certain securities at the beginning of the fiscal year and did not trigger fair valuation at the end of the period. At June 30, 2018, securities with a value of $635 (000), which represented 1.7% of the net assets of the Fund, transferred from Level 1 to Level 2 since the prior fiscal year end, primarily due to market movements following the close of local trading that did not trigger the fair valuation of certain securities at the beginning of the fiscal year, but triggered fair valuation at the end of the period.

At June 30, 2018, there were no transfers into Level 3 investments in securities.

Amounts designated as “—” are $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-006-0800

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President
Date: August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President
Date: August 29, 2018

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer
Date: August 29, 2018